[LOGO OF USAA]
   USAA(R)

                   USAA NEW YORK
                             BOND Fund

                                 [GRAPHIC OF USAA NEW YORK BOND]

        A n n u a l   R e p o r t

--------------------------------------------------------------------------------
         MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                            AS THE GEOPOLITICAL

[PHOTO OF CHRISTOPHER W. CLAUS]             UNCERTAINTY UNWINDS,

                                       WE AT USAA EXPECT THE ECONOMY

                                        TO REGAIN SOME MOMENTUM ....

                                                     "
--------------------------------------------------------------------------------

                 At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

                 American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

                 As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

                 Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

                 Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

                 At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                         1

FINANCIAL INFORMATION

    Distributions to Shareholders                                 11

    Independent Auditors' Report                                  12

    Portfolio of Investments                                      13

    Notes to Portfolio of Investments                             19

    Financial Statements                                          20

    Notes to Financial Statements                                 23

DIRECTORS' INFORMATION                                            32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA NEW YORK BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

------------------------------------------------------------------------------------------------
                                                               3/31/03                3/31/02
------------------------------------------------------------------------------------------------
Net Assets                                                   $128.8 Million       $114.7 Million
Net Asset Value Per Share                                        $11.93               $11.37
Tax-Exempt Dividends Per Share Last 12 Months                    $0.539               $0.567
Capital Gain Distributions Per Share Last 12 Months                 -                    -

------------------------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 3/31/03
------------------------------------------------------------------------------------------------
        30-DAY SEC YIELD                                                3.52%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2003

--------------------------------------------------------------------------------------
                      TOTAL RETURN       =      DIVIDEND RETURN      +    PRICE CHANGE
--------------------------------------------------------------------------------------
10 YEARS                 6.06%           =           5.46%           +        0.60%
5 YEARS                  5.80%           =           5.27%           +        0.53%
1 YEAR                   9.83%           =           4.90%           +        4.93%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2003

                    [CHART]


-------------------------
      TOTAL RETURN
-------------------------

03/31/1994          0.68%
03/31/1995          5.42%
03/31/1996          7.67%
03/31/1997          5.89%
03/31/1998         12.24%
03/31/1999          5.73%
03/31/2000         -2.20%
03/31/2001         13.21%
03/31/2002          3.10%
03/31/2003          9.83%


-------------------------
    DIVIDEND RETURN
-------------------------

03/31/1994          4.99%
03/31/1995          5.97%
03/31/1996          6.00%
03/31/1997          5.98%
03/31/1998          6.02%
03/31/1999          5.39%
03/31/2000          5.26%
03/31/2001          5.89%
03/31/2002          4.91%
03/31/2003          4.90%


-------------------------
  CHANGE IN SHARE PRICE
-------------------------

03/31/1994         -4.31%
03/31/1995         -0.55%
03/31/1996          1.67%
03/31/1997         -0.09%
03/31/1998          6.22%
03/31/1999          0.34%
03/31/2000         -7.46%
03/31/2001          7.32%
03/31/2002         -1.81%
03/31/2003          4.93%


                 [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                      12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA NEW YORK           LIPPER NEW YORK MUNICIPAL
                            BOND FUND                 DEBT FUNDS AVERAGE
                          -------------           -------------------------
3/31/1994                     5.70%                         5.70%
3/31/1995                     5.74                          5.44
3/31/1996                     5.79                          5.21
3/31/1997                     5.84                          5.04
3/31/1998                     5.42                          4.74
3/31/1999                     5.27                          4.50
3/31/2000                     5.61                          4.83
3/31/2001                     5.16                          4.53
3/31/2002                     4.97                          4.48
3/31/2003                     4.52                          4.19

                              [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/94 TO 3/31/03.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                        USAA               LEHMAN BROTHERS        LIPPER NEW YORK         LIPPER NEW YORK
                    NEW YORK BOND          MUNICIPAL BOND       MUNICIPAL DEBT FUNDS    MUNICIPAL DEBT FUNDS
                        FUND                   INDEX                  AVERAGE                  INDEX
                    -------------          ---------------      --------------------    --------------------
Mar-93               $10000.00               $10000.00               $10000.00               $10000.00
Apr-93                10105.31                10100.77                10106.05                10105.64
May-93                10163.96                10157.49                10178.53                10175.06
Jun-93                10326.36                10327.34                10348.63                10345.75
Jul-93                10343.26                10340.61                10349.04                10348.37
Aug-93                10565.73                10556.02                10576.14                10570.57
Sep-93                10673.55                10676.40                10690.89                10688.87
Oct-93                10707.93                10696.92                10708.97                10708.52
Nov-93                10607.11                10602.49                10587.26                10594.58
Dec-93                10854.08                10826.34                10805.38                10811.98
Jan-94                10973.43                10950.04                10917.28                10928.10
Feb-94                10633.22                10666.45                10646.65                10658.31
Mar-94                10067.68                10232.00                10170.44                10186.41
Apr-94                10076.15                10318.89                10179.24                10191.64
May-94                10171.30                10408.20                10278.68                10289.87
Jun-94                10114.84                10344.54                10211.25                10221.33
Jul-94                10291.49                10534.30                10386.91                10393.77
Aug-94                10314.36                10570.81                10423.16                10433.93
Sep-94                10115.61                10415.74                10222.58                10239.67
Oct-94                 9878.32                10230.80                10002.91                10024.88
Nov-94                 9553.37                10045.56                 9733.54                 9749.42
Dec-94                 9872.84                10266.70                10008.52                10011.35
Jan-95                10187.91                10560.25                10297.86                10295.11
Feb-95                10532.41                10867.38                10631.94                10626.01
Mar-95                10613.38                10992.28                10724.91                10723.80
Apr-95                10652.62                11005.25                10736.25                10737.77
May-95                10976.12                11356.42                11091.94                11098.36
Jun-95                10859.75                11257.17                10940.51                10951.68
Jul-95                10912.29                11363.66                11006.07                11013.67
Aug-95                11045.85                11507.88                11133.60                11142.45
Sep-95                11098.10                11580.58                11188.67                11203.56
Oct-95                11296.48                11748.93                11377.41                11394.34
Nov-95                11544.41                11944.13                11608.55                11616.10
Dec-95                11657.05                12058.77                11733.88                11735.72
Jan-96                11704.68                12149.88                11789.67                11785.92
Feb-96                11583.93                12067.82                11690.81                11678.97
Mar-96                11427.16                11913.66                11499.80                11482.99
Apr-96                11402.55                11879.87                11455.45                11434.65
May-96                11395.34                11875.34                11456.33                11435.35
Jun-96                11531.77                12004.77                11580.00                11555.69
Jul-96                11633.37                12113.38                11694.19                11665.06
Aug-96                11593.18                12110.66                11669.06                11639.34
Sep-96                11801.58                12279.92                11858.04                11828.11
Oct-96                11934.00                12418.70                11974.24                11945.84
Nov-96                12140.88                12646.17                12191.99                12156.59
Dec-96                12091.50                12592.77                12134.58                12099.75
Jan-97                12105.21                12616.61                12133.18                12094.84
Feb-97                12240.13                12732.46                12242.57                12207.54
Mar-97                12099.70                12562.60                12086.77                12049.26
Apr-97                12224.69                12667.90                12194.72                12155.45
May-97                12426.11                12858.57                12384.63                12335.45
Jun-97                12553.87                12995.54                12512.62                12461.37
Jul-97                12893.38                13355.46                12901.76                12846.60
Aug-97                12779.92                13230.26                12756.31                12695.48
Sep-97                12945.64                13387.14                12904.48                12842.18
Oct-97                13074.06                13473.42                12983.80                12919.15
Nov-97                13164.37                13552.77                13059.89                12990.14
Dec-97                13377.57                13750.38                13267.47                13209.04
Jan-98                13493.02                13892.18                13401.19                13333.89
Feb-98                13552.89                13896.40                13400.42                13332.21
Mar-98                13580.45                13908.77                13407.77                13339.54
Apr-98                13500.84                13846.02                13304.45                13236.98
May-98                13756.96                14065.05                13544.42                13472.32
Jun-98                13833.35                14120.56                13597.51                13532.59
Jul-98                13870.52                14155.86                13620.42                13554.87
Aug-98                14074.62                14374.59                13848.97                13782.78
Sep-98                14255.28                14553.79                14024.34                13954.46
Oct-98                14194.60                14553.49                13972.63                13900.90
Nov-98                14245.93                14604.48                14023.75                13947.21
Dec-98                14271.14                14641.29                14054.56                13973.74
Jan-99                14414.05                14815.36                14210.13                14127.92
Feb-99                14340.59                14750.80                14134.38                14045.29
Mar-99                14358.28                14771.02                14132.13                14048.81
Apr-99                14395.57                14807.82                14167.69                14086.54
May-99                14290.82                14722.14                14055.81                13968.84
Jun-99                14073.75                14510.35                13822.37                13729.59
Jul-99                14071.87                14563.15                13841.06                13742.96
Aug-99                13898.91                14446.39                13661.79                13561.68
Sep-99                13848.63                14452.43                13613.77                13512.33
Oct-99                13579.85                14295.85                13390.35                13279.74
Nov-99                13660.74                14447.90                13532.93                13416.24
Dec-99                13546.58                14340.20                13403.25                13281.17
Jan-00                13471.17                14277.74                13302.77                13177.00
Feb-00                13704.63                14443.68                13507.85                13374.89
Mar-00                14042.78                14759.25                13842.46                13692.94
Apr-00                13961.50                14672.06                13738.03                13586.24
May-00                13875.71                14595.73                13639.18                13495.47
Jun-00                14296.00                14982.50                14021.42                13872.21
Jul-00                14546.44                15190.98                14223.12                14073.30
Aug-00                14784.75                15425.09                14443.63                14291.29
Sep-00                14662.25                15344.84                14353.17                14198.01
Oct-00                14877.82                15512.28                14512.47                14357.64
Nov-00                15024.77                15629.64                14628.29                14472.92
Dec-00                15559.25                16015.81                15055.84                14895.70
Jan-01                15630.34                16174.50                15156.51                14997.42
Feb-01                15724.23                16225.79                15210.46                15049.94
Mar-01                15897.79                16371.21                15349.85                15188.35
Apr-01                15623.47                16193.81                15161.47                15007.03
May-01                15814.46                16368.19                15329.38                15175.59
Jun-01                15975.17                16477.71                15456.34                15297.59
Jul-01                16266.59                16721.78                15694.15                15528.69
Aug-01                16541.70                16997.22                15971.15                15798.53
Sep-01                16391.16                16940.21                15794.74                15637.97
Oct-01                16546.00                17142.04                15961.95                15809.88
Nov-01                16432.77                16997.53                15809.35                15661.11
Dec-01                16241.38                16836.72                15640.10                15490.75
Jan-02                16533.97                17128.76                15906.18                15760.92
Feb-02                16758.41                17335.12                16120.57                15974.30
Mar-02                16393.37                16995.41                15816.17                15664.01
Apr-02                16659.58                17327.58                16078.50                15931.05
May-02                16742.41                17432.87                16166.00                16016.54
Jun-02                16919.75                17617.21                16318.04                16166.54
Jul-02                17146.59                17843.78                16526.15                16378.17
Aug-02                17378.45                18058.29                16725.13                16582.37
Sep-02                17837.43                18453.81                17096.69                16955.45
Oct-02                17431.67                18147.89                16734.04                16604.51
Nov-02                17307.65                18072.47                16652.93                16509.33
Dec-02                17790.51                18453.81                17031.00                16888.37
Jan-03                17710.58                18407.05                16919.17                16781.70
Feb-03                18017.21                18664.39                17180.89                17044.86
Mar-03                18005.66                18675.55                17140.95                17008.51

                                   [END CHART]

                       DATA FROM 3/31/93 THROUGH 3/31/03.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 4 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

                      o The broad-based Lehman Brothers Municipal Bond
                        Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                      o The Lipper New York Municipal Debt Funds Average,
                        an average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                      o The Lipper New York Municipal Debt Funds Index, which
                        tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

6

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]    Clifford A. Gladson, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

                 Your USAA New York Bond Fund provided a total return of 9.83% versus an average of 8.23% for the 100 funds in the Lipper New York Municipal Debt Funds category for the year ended March 31, 2003. This compares to a 9.89% return for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.52%, well above the 4.19% average of the Lipper index.

                 REFER TO PAGE 5 FOR THE LIPPER AVERAGE AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE.
                 THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA NEW YORK BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF MUNICIPAL NEW YORK LONG-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 3/31/03: 88 FUNDS IN THE LAST THREE YEARS, 84 FUNDS IN THE LAST FIVE YEARS, AND 43 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE MUNICIPAL NEW YORK LONG-TERM BOND FUNDS, THE USAA NEW YORK BOND FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

      [LOGO OF LIPPER LEADER] [LOGO OF LIPPER LEADER] [LOGO OF LIPPER LEADER]
           TOTAL RETURN         CONSISTENT RETURN         TAX EFFICIENCY

                              [LOGO OF LIPPER LEADER]
                                      EXPENSE

                 Lipper named the Fund a Lipper Leader for total return, consistent return, tax efficiency, and expense within the New York Municipal Debt Funds category for the three-year period ending March 31, 2003.

                                          * * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                RATING(TM) OF 5 STARS IN THE MUNICIPAL NEW YORK LONG-TERM BOND
                  FUND CATEGORY (88 FUNDS IN CATEGORY) FOR THE PERIOD ENDING
                                        MARCH 31, 2003.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MARCH 31, 2003. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF MARCH 31, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MARCH 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 10% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA NEW YORK BOND FUND IN LIPPER'S NEW YORK MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 92 FUNDS, FOR 5 YEARS AMONG 82 FUNDS, AND FOR 10 YEARS AMONG 40 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 87 FUNDS, FOR 5 YEARS AMONG 75 FUNDS, AND FOR 10 YEARS AMONG 33 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 92 FUNDS, FOR 5 YEARS AMONG 82 FUNDS, AND FOR 10 YEARS AMONG 40 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 871 FUNDS, FOR 5 YEARS AMONG 800 FUNDS, AND FOR 10 YEARS AMONG 325 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Beginning in early 2001, the Federal Reserve Board cut short-term taxable interest rates a total of 5.25%, hoping to stimulate economic growth. However, even before the war with Iraq, the economic recovery was proceeding at a much slower rate than anticipated. Yields for municipal bonds with maturities of 10 years and 20 years fell 0.80% and 0.56%, respectively.

                 The economic slowdown is affecting the general credit quality of both corporate and municipal issuers. This is reflected in the current budgetary pressures facing all levels of government within the state of New York.

HOW DO YOU SHIELD THE FUND FROM CREDIT PROBLEMS?

                 While I utilize as guidelines the credit ratings of three nationally recognized statistical rating organizations (Moody's Investors Service, Standard & Poor's Ratings, and Fitch Ratings), I make investment decisions based on independent credit analysis. Just because a credit is rated A or even AAA does not mean that I will buy it; nor will I automatically sell a holding if it is downgraded below investment grade.

                 Your Fund's seasoned analysts emphasize the three C's of credit analysis: character, cash flow, and collateral. However, credit analysis is also an art. The analyst must have forward-looking judgment that builds on past events to assess a creditor's future willingness, ability, and incentive to pay. An analyst must also be able to recognize when a material risk may defy analysis. Over the years, our municipal analysts have identified and helped us avoid potential credit problems before they could damage the portfolio.

WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE PERIOD?

                 I continued to improve the credit quality of the portfolio by purchasing securities with secondary credit support - bond insurance, letters of credit, or other high-quality guarantors such

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 as the Federal Housing Administration. A weighted average portfolio maturity of 17 years was maintained by purchasing bonds of maturities between 15 years and 25 years.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 America's attention is focused on Iraq. Consequently, automotive sales have slowed and the residential housing sector seems to be losing steam. Fortunately, inflation appears to be under control.

                 As the rebuilding effort continues in Iraq, I expect the economy to begin responding to the stimulus provided by low short-term financing. Intermediate-term rates will probably rise as economic conditions improve, but I estimate it will occur during the second half of 2003, at the earliest. I hope to use higher interest rates to increase the Fund's tax-exempt income distributions.

                 Although all levels of municipal government in New York are facing budget shortfalls, I believe the problems are manageable and that the state will successfully meet its financial obligations. I continue to believe the state of New York, including New York City, will lead a new period of economic growth.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA New York Bond Fund's closing 30-day SEC yield of 3.52%, and assuming a New York state tax rate of
6.85%, and marginal federal tax rates of:    27.00%   30.00%    35.00%   38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:          5.18%    5.40%     5.81%    6.15%
-------------------------------------------------------------------------------
Assuming the same marginal federal tax rates and a combined New York state and city tax rate of 10.50%,
a fully taxable investment must pay:          5.39%    5.62%     6.05%    6.41%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                     3/31/03

                  [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                      43%
AA                                       33%
A                                        18%
BBB                                       6%

                           [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, or Fitch Ratings.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-18.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA NEW YORK BOND FUND

                 The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

                 USAA NEW YORK BOND FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA New York Bond Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA New York Bond Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 May 2, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (PRE)  Prerefunded to a date prior to maturity.
                 (LOC)  Enhanced by a bank letter of credit.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

           COP    Certificate of Participation
           GO     General Obligation
           IDA    Industrial Development Authority/Agency
           MFH    Multifamily Housing
           MLO    Municipal Lease Obligation
           MTA    Metropolitan Transportation Authority
           RB     Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON           FINAL     MARKET
   AMOUNT    SECURITY                                          RATE        MATURITY      VALUE
----------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.2%)

             NEW YORK
$  1,000     Albany IDA Civic Facility RB, Series 2002A        6.00%      7/01/2019    $ 1,057
   1,000     Albany Parking Auth. RB, Series 2001A             5.63       7/15/2020      1,048
   1,500     Buffalo Municipal Water Finance Auth. RB,
              Series 1998A (INS)                               5.00       7/01/2028      1,519
   1,000     Clarence IDA Civic Facility RB,
              (Bristol Village Project)                        6.00       1/20/2044      1,088
   2,200     Dormitory Auth. Court Facilities RB (MLO),
              Series 1999                                      6.00       5/15/2039      2,361
             Dormitory Auth. RB,
   2,000      Series 1994 (Gurwin Geriatric Center)            7.35       8/01/2029      2,177
   2,800      Series 1997 (Lutheran Center) (LOC)              6.05       7/01/2026      2,967
   2,000      Series 1998G (Northern General Hospital)         5.30       2/15/2019      2,196
   1,750      Series 1999 (Long Island Univ.) (INS)            5.13       9/01/2023      1,803
   3,000      Series 1999 (Pratt Institute) (INS)              6.00       7/01/2020      3,418
   1,000      Series 1999 (SUNY) (PRE)(INS)                    5.75       5/15/2024      1,177
   2,500      Series 1999A (Catholic Health Services) (INS)    5.50       7/01/2024      2,628
   4,000      Series 1999A (Upstate Community Colleges)        5.00       7/01/2019      4,148
   1,750      Series 1999B (Univ. of Rochester)                5.63       7/01/2024      1,849
   2,345      Series 2000A (City Univ. Systems) (INS)          5.13       7/01/2025      2,405
   1,000      Series 2000A (Columbia Univ.)                    5.00       7/01/2025      1,023
   4,065      Series 2000A (Univ. of Rochester)
                6.05%, 7/01/2010 (INS)                         6.05(b)    7/01/2023      2,900
     400      Series 2001 (Augustana Lutheran Home) (INS)      5.40       2/01/2031        418
   1,000      Series 2001 (D'Youville College) (INS)           5.25       7/01/2020      1,061
     500      Series 2001A (Winthrop Univ. Hospital) (INS)     5.00       7/01/2021        518
   1,250      Series 2002 (LOC)                                5.25       7/01/2027      1,258
   2,470      Series 2002B (Columbia Univ.)                    5.00       7/01/2022      2,563
   1,000      Series 2003 (Lutheran Medical Center) (INS)      5.00       8/01/2031      1,016
   1,090     Dutchess County IDA Civic Facility RB,
              Series 2000                                      5.75       8/01/2030      1,162
             Environmental Facilities Corp. RB,
     105      Series 1990B                                     7.50       3/15/2011        106
   2,420      Series 2001C                                     5.00       6/15/2021      2,506
   2,000      Series 2001C                                     5.00       6/15/2023      2,049
             Erie County GO,
   1,000      Series 2000C (INS)                               5.50       7/01/2029      1,083
     600      Series 2001A (INS)                               4.88      10/01/2018        628
   1,000      Series 2002A (INS)                               5.00       9/01/2017      1,070

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON           FINAL     MARKET
   AMOUNT    SECURITY                                          RATE        MATURITY      VALUE
----------------------------------------------------------------------------------------------
             Housing Finance Agency MFH RB,
$   1,745     Series 1992E (Secured Mortgage Program)          6.75%       8/15/2025   $ 1,783
    2,440     Series 1996A (Housing Project) (INS)             6.13       11/01/2020     2,681
    3,350    Long Island Power Auth. RB, Series 1998A          5.25       12/01/2026     3,440
             Medical Care Facilities Finance Agency RB,
    2,500     Series 1994A (Community General
               Hospital of Sullivan County)                    6.25        2/15/2024     2,642
    1,715     Series 1994A (Hospital and Nursing Home
               Facilities)                                     6.50        2/15/2034     1,817
    1,965     Series 1994E (Mental Health Service) (PRE)       6.50        8/15/2024     2,147
    2,500     Series 1995A (Brookdale Hospital) (PRE)          6.85        2/15/2017     2,808
    2,395     Series 1995A (Secured Mortgage Program)          6.38       11/15/2019     2,572
    3,220    Monroe County IDA RB, Series 1998                 5.20       12/20/2039     3,285
    2,200    MTA State Service Contract RB,
              Series 2002A (INS)                               5.00        7/01/2025     2,240
             New York City GO,
    1,000     Fiscal 2002 Series D                             5.25        6/01/2022     1,023
    3,000     Series 1995B (PRE)                               7.25        8/15/2019     3,279
    1,105     Series 1997I (PRE)                               6.25        4/15/2017     1,295
    1,895     Series 1997I                                     6.25        4/15/2017     2,111
    1,000     Series 2000A                                     6.00        5/15/2020     1,080
             New York City Health and Hospital Corp. RB,
    1,000     Series 2002A (INS)                               5.00        2/15/2021     1,036
    1,000     Series 2003A (INS)                               5.25        2/15/2022     1,051
             New York City IDA RB,
    2,500     Series 1997 (YMCA)                               5.80        8/01/2016     2,646
    1,000     Series 2001 (Marymont School) (INS)              5.13        9/01/2021     1,014
             New York City Municipal Water Finance Auth. RB,
   22,090     Series 1998D                                     5.12(a)     6/15/2020     9,825
    1,000     Series 2001A                                     5.50        6/15/2033     1,068
    3,650    New York City Transit Auth. MTA COP,
              Series 2000A (INS)                               5.88        1/01/2030     4,116
             New York City Transitional Finance Auth. RB,
      800     Fiscal 2000 Series A                             5.75        8/15/2024       943
    1,000     Fiscal 2001 Series A                             5.38        2/15/2020     1,067
      440     Series 1999C (PRE)                               5.50        5/01/2025       510
      560     Series 1999C                                     5.50        5/01/2025       600
      310     Series 1999C (PRE)                               5.00        5/01/2029       351
      190     Series 1999C                                     5.00        5/01/2029       191
    3,300    Niagara Falls City School District COP (MLO),
              Series 1998                                      5.38        6/15/2028     3,311

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2003

PRINCIPAL                                                    COUPON           FINAL     MARKET
   AMOUNT    SECURITY                                          RATE        MATURITY      VALUE
----------------------------------------------------------------------------------------------
$   3,000    Thruway Auth. RB, Series 2002A (INS)              5.25%      4/01/2016   $  3,280
    1,000    Triborough Bridge and Tunnel Auth. RB,
              Series 2001A                                     5.00       1/01/2032      1,011
    3,450    Ulster County Civic Facility IDA RB,
              Series 1999 (LOC)                                5.65      11/15/2024      3,493
      680    Ulster County Resource Recovery Agency RB,
              Series 2002 (INS)                                5.25       3/01/2018        737
             Urban Development Corp. RB,
    1,300     Series 2000D (INS)                               5.25       1/01/2030      1,468
    1,270     Series 2002A                                     5.38       3/15/2020      1,365
    2,000     Series 2002C-1                                   5.00       3/15/2028      2,021
                                                                                      --------
             Total fixed-rate instruments (cost: $118,230)                             126,509
                                                                                      --------

             VARIABLE-RATE DEMAND NOTE (0.4%)

             NEW YORK
      500    New York City Housing Development Corp.
              MFH RB, Series 1993A (LOC) (cost: $500)          1.15       1/01/2023        500
                                                                                      --------

             TOTAL INVESTMENTS (COST: $118,730)                                       $127,009
                                                                                      ========

 18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

                                                                            % OF
PORTFOLIO SUMMARY BY CONCENTRATION                                    NET ASSETS
------------------------------------------------------------------------------------------
Education                                                                   15.3%
Water/Sewer Utility                                                         13.3
Hospital                                                                    12.3
Escrowed/Prerefunded Bonds                                                   9.0
Appropriated Debt                                                            8.7
Nursing/CCRC                                                                 8.7
Special Assessment/Tax/Fee                                                   8.0
General Obligation                                                           5.4
Multifamily Housing                                                          3.9
Toll Roads                                                                   3.3
Health Miscellaneous                                                         2.8
Electric/Gas Utility                                                         2.7
Buildings                                                                    2.6
Community Service                                                            2.1
Other                                                                        0.5
                                                                            ----
Total                                                                       98.6%
                                                                            ====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

                 (b) Stepped coupon security. Represents securities that remain zero-coupon securities until a predetermined date and coupon rate as specified in the security description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $118,730)    $127,009
   Cash                                                                             299
   Receivables:
      Capital shares sold                                                           190
      Interest                                                                    1,498
                                                                               --------
         Total assets                                                           128,996
                                                                               --------
LIABILITIES

   Capital shares redeemed                                                           30
   USAA Investment Management Company                                                50
   USAA Transfer Agency Company                                                       4
   Accounts payable and accrued expenses                                             28
   Dividends on capital shares                                                      119
                                                                               --------
         Total liabilities                                                          231
                                                                               --------
            Net assets applicable to capital shares outstanding                $128,765
                                                                               ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                             $121,858
   Accumulated net realized loss on investments                                  (1,372)
   Net unrealized appreciation of investments                                     8,279
                                                                               --------
         Net assets applicable to capital shares outstanding                   $128,765
                                                                               ========
   Capital shares outstanding                                                    10,797
                                                                               ========
   Authorized shares of $.01 par value                                          100,000
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  11.93
                                                                               ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA NEW YORK BOND FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

   Interest income                                                             $ 6,527
                                                                               -------
   Expenses:
      Management fees                                                              479
      Administrative and servicing fees                                            185
      Transfer agent's fees                                                         53
      Custodian's fees                                                              55
      Postage                                                                        4
      Shareholder reporting fees                                                     9
      Directors' fees                                                                6
      Registration fees                                                              1
      Professional fees                                                             50
      Other                                                                          5
                                                                               -------
         Total expenses                                                            847
   Expenses paid indirectly                                                         (2)
                                                                               -------
         Net expenses                                                              845
                                                                               -------
            Net investment income                                                5,682
                                                                               -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                               366
   Change in net unrealized appreciation/depreciation                            5,420
                                                                               -------
            Net realized and unrealized gain                                     5,786
                                                                               -------
   Increase in net assets resulting from operations                            $11,468
                                                                               =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA NEW YORK BOND FUND
YEARS ENDED MARCH 31,

                                                                     2003           2002
                                                                ------------------------
FROM OPERATIONS

   Net investment income                                        $  5,682        $  5,438
   Net realized gain on investments                                  366              63
   Change in net unrealized appreciation/depreciation
      of investments                                               5,420          (2,204)
                                                                ------------------------
         Increase in net assets resulting from operations         11,468           3,297
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                          (5,682)         (5,438)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      20,353          31,659
   Dividend reinvestments                                          4,185           3,925
   Cost of shares redeemed                                       (16,270)        (22,015)
                                                                ------------------------
      Increase in net assets from capital share
         transactions                                              8,268          13,569
                                                                ------------------------
   Net increase in net assets                                     14,054          11,428

NET ASSETS

   Beginning of period                                           114,711         103,283
                                                                ------------------------
   End of period                                                $128,765        $114,711
                                                                ========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                     1,735           2,726
   Shares issued for dividends reinvested                            355             340
   Shares redeemed                                                (1,384)         (1,896)
                                                                ------------------------
      Increase in shares outstanding                                 706           1,170
                                                                ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA NEW YORK BOND FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA New York Bond Fund (the
         Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes.

              A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's
                 Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the
                 Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

                 all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated net realized loss on investments and decrease paid-in capital by $1,333,000. This reclassification has no effect on net assets.

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

         The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                        2003           2002
                                                  -------------------------
         Tax-exempt income                        $5,682,000     $5,438,000

         As of March 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed net investment income                    $   119,000
         Accumulated capital and other losses                    (1,369,000)
         Unrealized appreciation                                  8,276,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers for federal income tax purposes of $1,369,000, which will expire between 2004 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2003, were $26,602,000 and $14,500,000, respectively.

         The cost of securities at March 31, 2003, for federal income tax purposes, was $118,733,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2003, for federal income tax purposes, were $8,276,000 and zero, respectively, resulting in net unrealized appreciation of $8,276,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is comprised of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper New York Municipal Debt Funds category.
                 The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New
                 York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended
                 March 31, 2003, the Fund's effective base fee was 0.37% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

                 is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

     OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS
     -------------------------------------------------------------------------
     +/-0.20% to 0.50%                 +/-0.04%
     +/-0.51% to 1.00%                 +/-0.05%
     +/-1.01% and greater              +/-0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $479,000, which included a performance fee of $23,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $185,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $53,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred.

                                                                                         NET REALIZED
                                                                            COST TO       GAIN (LOSS)
                 SELLER                               PURCHASER            PURCHASER       TO SELLER
         --------------------------------------------------------------------------------------------
         USAA Intermediate-Term Fund           USAA New York Bond Fund    $3,116,000        $(20,000)
         USAA Growth and Tax Strategy Fund     USAA New York Bond Fund     3,563,000         116,000

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED MARCH 31,
                                                 ----------------------------------------------------------------
                                                     2003           2002             2001        2000        1999
                                                 ----------------------------------------------------------------
Net asset value at beginning of period           $  11.37       $  11.58         $  10.79     $ 11.66     $ 11.62
Income (loss) from investment operations:
      Net investment income                           .54            .57              .59         .61         .61
      Net realized and unrealized gain (loss)         .56           (.21)             .79        (.87)        .04
                                                 ----------------------------------------------------------------
Total from investment operations                     1.10            .36             1.38        (.26)        .65
                                                 ----------------------------------------------------------------
Less distributions:
      From net investment income                     (.54)          (.57)            (.59)       (.61)       (.61)
                                                 ----------------------------------------------------------------
Net asset value at end of period                 $  11.93       $  11.37         $  11.58     $ 10.79     $ 11.66
                                                 ================================================================
Total return (%)*                                    9.83           3.10            13.24       (2.20)       5.73
Net assets at end of period (000)                $128,765       $114,711         $103,283     $82,971     $88,480
Ratio of expenses to average net assets (%)**         .68(b)         .61(a,b)         .50         .50         .50
Ratio of expenses to average net
   assets excluding reimbursements (%)**              N/A            .61(b)           .58         .57         .58
Ratio of net investment income
   to average net assets (%)**                       4.59           4.89             5.36        5.52        5.24
Portfolio turnover (%)                              12.03           9.41            13.87       31.77       27.64

  * Assumes reinvestment of all dividend income distributions during the period.
 ** For the year ended March 31, 2003, average net assets were $123,750,000.
(a) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average net assets.
(b) Reflects total expenses prior to any custodian fee-offset arrangement, which decreased these ratios as follows:

                                                        -           (.02%)            N/A         N/A         N/A

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 15, 1990. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

32

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 1 INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                   INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 2 MEMBER OF EXECUTIVE COMMITTEE

                 3 MEMBER OF AUDIT COMMITTEE

                 4 MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 5 MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 6 THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                   USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

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                                                                              41

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==========----------------------------------------------------------------------

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            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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